Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Revenues - Disaggregation of revenue (Table)
	For the year ended December 31,
	2024	2023	2022
Time and bareboat charters (operating leases)	$355,076	$216,506	$168,982
Voyage charters	—	10,958	15,109
Total	$355,076	$227,464	$184,091